                    [Van Kampen Investments Inc. Letterhead]


                                                                         497 (j)


                                                     August 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549

         Re: Van Kampen Equity Trust
             Rule 497(j) Filing (File Nos. 033-08122 and 811-04805)

Ladies and Gentlemen:

         Van Kampen Equity Trust, on behalf of each of the following seven series: Van Kampen Aggressive Growth Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Select Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund, Van Kampen Utility Fund and Van Kampen Value Opportunities Fund, filed via EDGAR on July 26, 2005 an electronically signed copy of Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485 (b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497 (j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and Statements of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please call me at (630) 684-6724.

                                                     Very truly yours,

                                                     /s/ Elisa Mitchell
                                                     ------------------
                                                     Elisa Mitchell